Long Term Debt (narrative) (detail) (USD $)	12 Months Ended
Mar. 31, 2013
Debt Instrument [Line Items]
Other Restrictions on Payment of Dividends	$ 50,000
Cash dividends paid on preferred stock	23,000
Pledged Assets Not Separately Reported Fixed Assets	688,358,000
Secured By Direct Pay Letter Of Credit [Member]
Debt Instrument [Line Items]
Special Assessment Bond, Noncurrent	22,630,000
Wayne County [Member]
Debt Instrument [Line Items]
Special Assessment Bond, Noncurrent	$ 5,060,000